                                                                  ------------------------
                                  UNITED STATES                       OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                                                  ------------------------
                                                                  OMB Number: 3235-0570
                                                                  Expires: Nov. 30, 2005
                                                                  Estimated average burden
                                                                  hours per response: 5.0
                                                                  ------------------------

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-09729

iShares Trust
               (Exact name of registrant as specified in charter)

45 Fremont Street, San Francisco, CA                                    94105
(Address of principal executive offices)                              (Zip code)

CT Corporation
1209 Orange Street, Wilmington, New Castle County, Delaware 19801
                    (Name and address of agent for service)

Registrant's telephone number, including area code:     (415) 597-2000

Date of fiscal year end:    02/28/2004

Date of reporting period:   03/01/2003-08/31/2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                                                                      iShares(R)

Item 1. Reports to Stockholders

                     2003 SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 AUGUST 31, 2003

                             [GRAPHIC APPEARS HERE]

INDUSTRIAL STRENGTH
 INVESTMENT TOOLS

iSHARES BOND FUNDS

Table of Contents

Shareholder Letter................................................   1
Managers' Discussion & Analysis...................................   4
Schedules of Investments..........................................   7
  iShares Lehman 1-3 Year Treasury Bond Fund......................   7
  iShares Lehman 7-10 Year Treasury Bond Fund.....................   9
  iShares Lehman 20+ Year Treasury Bond Fund......................  11
  iShares GS $ InvesTop(TM) Corporate Bond Fund...................  13
Financial Statements..............................................  18
Financial Highlights..............................................  22
Notes to the Financial Statements.................................  24
iShares Family of Funds...........................................  30

To Our Shareholders

Last year, iShares launched the first fixed income exchange traded funds, a response to the demand among investors for convenient, low-cost exposure to the credit markets. With the challenging market conditions of the last few years, investors were seeking more diversification and exposure to less volatile asset classes. We've been very pleased with the response: BUSINESS WEEK named the fixed income iShares one of the best new products of 2002/1/ and assets under management were $4.3 billion as of August 31, 2003 for the fixed income iShares funds.

iShares have continued to innovate and expand, offering more tools that help investors tailor their portfolios to achieve diversity and address volatility in a complex market environment. For example, we have added a Lehman Aggregate Bond Fund to our fixed income menu, enabling investors to track one of the most well-known U.S. fixed income market indexes. We also continue to add more equity iShares funds: in April of this year, iShares launched an exchange traded fund based on the MSCI's Emerging Market Free Index.

With the addition of these new iShares Funds, investors can achieve even more diversity in their portfolios -- and at lower cost, since iShares fees are, on average, about half those of actively managed funds./2/ With over 80 different iShares to choose from, investors have the ability to build a diverse portfolio that covers a wide swath of the market, including both corporate and Treasury fixed income, as well as equity segments such as capitalization, sectors, value and growth, and international. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic conditions such as inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

We encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. Throughout the coming year we will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their client's portfolios. To learn more about iShares, we encourage you to visit our web site, www.iShares.com.

At times like these, the importance of sound, disciplined investing is greater than ever. Such investing should be grounded in two key concepts: keeping the costs associated with investing as low as possible, and maintaining a diversified portfolio. That is why we believe iShares are an indispensable tool for investors in the current market. And that is also why more and more investors have recognized the benefits of iShares. Assets under management for iShares continue to grow, and had reached $43.0 billion as of August 31, 2003.

On behalf of the iShares family of funds and our colleagues at Barclays Global Investors, we thank you for making iShares a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

    /s/ Lee T. Kranefuss

    Lee T. Kranefuss
    PRESIDENT AND CHAIRMAN OF THE BOARD OF TRUSTEES FOR iSHARES TRUST

iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

----------
/1/  BUSINESS WEEK, 12/16/02.

/2/  Morningstar Principia, BGI analysis 5/03.

SHAREHOLDER LETTER                                                             1

FOR COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, REQUEST A PROSPECTUS BY CALLING 1 800 iSHARES (1 800 474 2737). READ IT CAREFULLY BEFORE YOU INVEST.

THERE ARE RISKS INVOLVED WITH INVESTING, INCLUDING POSSIBLE LOSS OF PRINCIPAL. Diversification may not protect against market risk. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of iShares may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees can help offset these costs. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

iShares are not sponsored, endorsed, or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Morgan Stanley Capital International. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

This advertising section does not constitute part of the 2003 Semi-Annual
Report.

2                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Managers' Discussion & Analysis

iSHARES LEHMAN TREASURY BOND FUNDS
Performance as of 8/31/03

                                     AVERAGE ANNUAL TOTAL RETURNS          CUMULATIVE TOTAL RETURNS
                           ---------------------------------------------   -------------------------
                             YEAR ENDED 8/31/03    INCEPTION TO 8/31/03       INCEPTION TO 8/31/03
                           ---------------------   ---------------------   -------------------------
iSHARES BOND FUND           NAV   MARKET   INDEX    NAV   MARKET   INDEX      NAV   MARKET   INDEX
Lehman 1-3 Year Treasury   2.39%    2.28%   2.54%  2.70%    2.72%   2.90%    3.01%    3.03%   3.21%
Lehman 7-10 Year Treasury  2.84%    2.46%   2.85%  5.14%    5.01%   5.02%    5.74%    5.58%   5.55%
Lehman 20+ Year Treasury   1.64%    1.12%   2.22%  6.07%    5.85%   6.26%    6.77%    6.53%   6.93%

"Total returns for the period since inception" are calculated from the inception date of the Fund (7/22/02). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return in based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (7/26/02), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

The iSHARES LEHMAN 1-3 YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market, as defined by the Lehman Brothers 1-3 Year Treasury Index. For the six-month period ended August 31, 2003 (the "reporting period"), the Fund returned 0.33%, while the Index returned 0.38%.

The iSHARES LEHMAN 7-10 YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market, as defined by the Lehman Brothers 7-10 Year Treasury Index. For the reporting period, the Fund returned -2.66%, while the Index also returned -2.66%.

The iSHARES LEHMAN 20+ YEAR TREASURY BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market, as defined by the Lehman Brothers 20+ Year Treasury Index. For the reporting period, the Fund returned -4.94%, while the Index returned -4.86%.

Treasury bonds generally declined in value during the reporting period as interest rates rose. Bonds began the period on a positive note, benefiting from uncertainty about the conflict in Iraq and a sluggish economy. In the first quarter of 2003, the U.S. economy (as measured by gross domestic product, or GDP) grew at an annual rate of just 1.4%, matching the anemic growth rate from the previous quarter. Treasury bond yields, already historically low, continued to fall, bottoming in mid-June at their lowest levels since 1958.

In late June, the Federal Reserve Board (the "Fed") cut its short-term interest rate target for the 13th time since the beginning of 2001, lowering the federal funds rate to a 45-year low of 1%. Citing the possibility of deflation, or falling prices, Fed Chairman Alan Greenspan indicated to Congress in July that the Fed would likely maintain its accommodative interest rate policy for an extended period of time, even if economic growth accelerates.

4                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

A Fed rate cut and low inflation are generally positive factors for bonds, but the bond market reacted negatively by pricing in a greater chance of an economic rebound in the coming quarters. Indeed, the economy grew at a surprisingly strong 3% annual rate in the second quarter, and although the nation continued to shed jobs, the housing market remained strong, retail sales surged, and manufacturing activity picked up.

Other factors weighing on the bond market included a projected federal budget deficit of $400 billion for the 2003 fiscal year, which led to increased issuance of Treasury bonds. In addition, a strong rally in the stock market -- the S&P 500 rose 20.88% during the reporting period -- attracted investors away from bonds.

As a result, Treasury bond prices declined as yields rose sharply from mid-June through the end of August. Short-term Treasury bonds held up the best, posting flat to slightly positive returns for the reporting period. The yields of intermediate-term bonds increased the most, while longer-term bonds, which have the most significant price volatility, suffered the largest declines.

MANAGERS' DISCUSSION & ANALYSIS                                                5

Managers' Discussion & Analysis

iSHARES GS $ INVESTOP(TM) CORPORATE BOND FUND
Performance as of 8/31/03

           AVERAGE ANNUAL TOTAL RETURNS             CUMULATIVE TOTAL RETURNS
--------------------------------------------------  -------------------------
   YEAR ENDED 8/31/03       INCEPTION TO 8/31/03      INCEPTION TO 8/31/03
-------------------------  -----------------------  -------------------------
   NAV   MARKET   INDEX     NAV   MARKET   INDEX     NAV    MARKET    INDEX
  8.56%    7.74%   8.48%   9.37%    9.46%   9.67%   10.47%   10.57%   10.75%

"Total returns for the period since inception" are calculated from the inception date of the Fund (7/22/02). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return in based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (7/26/02), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                            TOP 10 INDEX CONSTITUENTS

                              [CHART APPEARS HERE]

AT&T BROADBAND CORP., 9.46%, 11/15/22          1.25%
BRITISH TELECOM PLC, 8.88%, 12/15/30           1.19%
AT&T BROADBAND CORP., 8.38%, 03/15/13          1.15%
ALLTEL CORP., 7.88%, 07/01/32                  1.13%
BRITISH TELECOM PLC, 8.38%, 12/15/10           1.13%
DEVON ENERGY CORP., 7.95%, 04/15/32            1.12%
SPRINT CAPITAL CORP., 8.75%, 03/15/32          1.11%
CIT GROUP INC., 7.75%, 04/02/12                1.10%
SPRINT CAPITAL CORP., 8.38%, 03/15/12          1.10%
VERIZON GLOBAL FUNDING CORP., 7.75%, 12/01/30  1.09%

The iSHARES GS $ INVESTOP(TM) CORPORATE BOND FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a segment of the U.S. investment-grade corporate bond market, as defined by the GS $ InvesTop(TM) Index. For the six-month period ended August 31, 2003 (the "reporting period"), the Fund returned 0.24%, while the Index returned 0.19%.

Bonds faced a challenging environment during the reporting period. Initially, the bond market rallied amid weak economic conditions and investor anxiety about the war in Iraq. The U.S. economy (as measured by gross domestic product, or GDP) grew at a sluggish pace in the first quarter, expanding at an annual rate of just 1.4%. In response, the Federal Reserve Board (the "Fed") lowered its short-term interest rate target to a 45-year low of 1% -- the 13th rate cut since the beginning of 2001. The Fed also indicated that, given the possibility of a further decline in the inflation rate, this accommodative policy could be maintained for a considerable period of time.

At the same time, the economic environment began to show signs of improvement. The economy grew at a stronger-than-expected 3% annual rate in the second quarter, and subsequent reports revealed a rebound in the manufacturing sector, a sharp rise in retail sales, and continued strength in the housing market. As a result, bonds declined in value as yields rose sharply from mid-June through the end of the reporting period. July was a particularly difficult month -- the corporate bond market suffered its biggest monthly loss since 1984.

Nonetheless, corporate bonds posted modest gains overall during the reporting period and remained the top performers in the general U.S. bond market. Demand for corporate bonds continued to increase as investors looked for higher yields in a relatively low interest rate environment. In addition, improving economic conditions were a positive development for the financial health of corporations that issue bonds.

6                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES LEHMAN 1-3 YEAR TREASURY BOND FUND
August 31, 2003

                                                    SHARES OR
SECURITY                                            PRINCIPAL            VALUE
------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 98.88%
U.S. Treasury Notes
  1.50%, 02/28/05                               $ 146,952,000  $   146,740,393
  1.50%, 07/31/05                                  94,185,000       93,509,691
  1.75%, 12/31/04                                  80,379,000       80,654,702
  2.00%, 05/15/06                                 150,462,000      149,326,016
  2.13%, 10/31/04                                  78,507,000       79,192,373
  5.75%, 11/15/05                                 130,572,000      140,900,250
  5.88%, 11/15/04                                  95,121,000      100,133,867
  6.75%, 05/15/05                                 146,250,000      158,498,438
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (COST: $951,620,892)                                              948,955,730

SHORT TERM INVESTMENTS - 31.56%

MONEY MARKET FUNDS - 20.46%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares /1/,/2/                     128,282,336      128,282,336
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares /1/,/2/                      49,539,374       49,539,374
BlackRock Temp Cash Money Market Fund /1/           2,606,672        2,606,672
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio /1/                  4,503,579        4,503,579
Short Term Investment Co. - Prime Money
 Market Portfolio, Institutional
 Shares /1/                                        11,452,964       11,452,964
                                                                   196,384,925

FLOATING RATE NOTES - 7.69%
Beta Finance Inc.
  1.07%, 05/20/04 /1/                           $   2,251,790        2,251,549
  1.16%, 08/23/04 /1/                               2,251,790        2,253,671
Canadian Imperial Bank of Commerce
  1.07%, 10/30/03 /1/                               1,801,432        1,801,431
  1.37%, 08/26/04 /1/                               4,503,580        4,503,579
CC USA Inc.
  1.06%, 05/24/04 /1/                               4,503,580        4,503,255
  1.07%, 04/19/04 /1/                               1,981,575        1,981,513
  1.11%, 07/15/04 /1/                               2,251,790        2,252,493
Dorada Finance Inc.
  1.07%, 05/20/04 /1/                               4,503,580        4,503,098
  1.24%, 08/09/04 /1/                               1,125,895        1,125,737
Five Finance Inc.
  1.08%, 04/15/04 /1/                               2,251,790        2,251,790
HBOS Treasury Services PLC
  1.27%, 06/24/04 /1/                               4,503,580        4,503,579
Holmes Financing PLC
  1.07%, 04/15/04 /1/                                 900,716          900,716
K2 USA LLC
  1.07%, 08/16/04 /1/                               1,125,895        1,125,734
  1.08%, 04/13/04 /1/                               2,251,790        2,251,722
  1.08%, 05/17/04 /1/                               2,251,790        2,251,711
Links Finance LLC
  1.05%, 07/20/04 /1/                               1,801,432        1,801,114
  1.07%, 05/04/04 /1/                               2,251,790        2,251,715
  1.07%, 06/28/04 /1/                               2,251,790        2,251,422
  1.08%, 03/29/04 /1/                               2,251,790        2,251,790
Nationwide Building Society
  1.08%, 07/23/04 /1/                               3,377,685        3,377,685
Sigma Finance Inc.
  1.05%, 07/20/04 /1/                               2,251,790        2,251,392
  1.06%, 10/15/03 /1/                               4,503,580        4,503,526
  1.06%, 07/01/04 /1/                               2,251,790        2,251,324
  1.24%, 08/06/04 /1/                               1,125,895        1,125,790
Tango Finance Corp.
  1.05%, 07/15/04 /1/                               1,351,074        1,350,686
  1.06%, 07/06/04 /1/                               1,351,074        1,350,957
Toronto Dominion
  1.33%, 08/23/04 /1/                               2,927,327        2,925,892
White Pine Finance LLC
  1.06%, 07/06/04 /1/                               2,702,148        2,701,929
  1.07%, 05/17/04 /1/                               2,702,148        2,702,148
  1.08%, 04/20/04 /1/                               2,251,790        2,251,790
                                                                    73,810,738

SCHEDULES OF INVESTMENTS                                                       7
iSHARES LEHMAN 1-3 YEAR TREASURY BOND FUND
August 31, 2003

SECURITY                                            PRINCIPAL            VALUE
------------------------------------------------------------------------------
COMMERCIAL PAPER - 2.94%
Corporate Asset Funding Corp.
  1.06%, 09/24/03 /1/                           $   1,351,074  $     1,350,199
CRC Funding LLC
  1.05%, 09/25/03 /1/                               2,251,790        2,250,279
  1.06%, 09/16/03 /1/                                 900,716          900,345
Edison Asset Securitization
  1.06%, 09/05/03 /1/                               2,251,790        2,251,591
  1.06%, 09/15/03 /1/                               1,351,074        1,350,557
  1.07%, 10/23/03 /1/                               4,233,365        4,226,948
Eureka Securitization Inc.
  1.05%, 09/18/03 /1/                               2,251,790        2,250,739
Jupiter Securitization Corp.
  1.07%, 09/02/03 /1/                               1,125,895        1,125,895
Park Avenue Receivables Corp.
  1.06%, 09/16/03 /1/                               1,125,895        1,125,431
Preferred Receivables Funding Corp.
  1.06%, 09/08/03 /1/                               1,125,895        1,125,696
Quincy Capital Corp.
  1.06%, 09/17/03 /1/                               4,666,069        4,664,008
Receivables Capital Corp.
  1.06%, 09/17/03 /1/                               3,287,613        3,286,168
UBS Finance (Delaware) Inc.
  1.09%, 09/02/03 /1/                               2,251,790        2,251,790
                                                                   28,159,646

TIME DEPOSITS - 0.47%
SunTrust Banks Inc.
  1.00%, 09/02/03 /1/                               4,503,580        4,503,579
                                                                     4,503,579
TOTAL SHORT TERM INVESTMENTS
 (COST: $302,858,888)                                              302,858,888

REPURCHASE AGREEMENT - 0.36%
Investors Bank & Trust Tri-Party
 Repurchase Agreement, dated
 08/29/03, due 09/02/03, with
 a maturity value of $3,521,180
 and an effective yield of 0.73%.               $   3,520,894  $     3,520,894
TOTAL REPURCHASE AGREEMENT
 (COST: $3,520,894)                                                  3,520,894

TOTAL INVESTMENTS IN
 SECURITIES - 130.80%
 (COST $1,258,000,674)                                           1,255,335,512
OTHER ASSETS, LESS LIABILITIES - (30.80%)                         (295,630,096)
                                                               ---------------
NET ASSETS - 100.00%                                           $   959,705,416
                                                               ===============

/1/ All or a portion of this security represents investments of securities lending collateral.
/2/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

8                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES LEHMAN 7-10 YEAR TREASURY BOND FUND
August 31, 2003

                                                    SHARES OR
SECURITY                                            PRINCIPAL            VALUE
------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 98.99%
U.S. Treasury Notes
  3.63%, 05/15/13                               $  46,228,000  $    43,477,898
  4.38%, 08/15/12                                  20,332,000       20,344,199
  4.88%, 02/15/12                                  26,988,000       28,077,506
  5.00%, 02/15/11                                 199,680,000      210,868,048
  5.00%, 08/15/11                                 119,600,000      125,932,827
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (COST: $439,981,363)                                              428,700,478

SHORT TERM INVESTMENTS - 44.96%

MONEY MARKET FUNDS - 29.15%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares /1/,/2/                     82,461,798       82,461,798
Barclays Global Investors Funds
  Prime Money Market Fund,
  Institutional Shares /1/,/2/                     31,844,648       31,844,648
BlackRock Temp Cash Money Market Fund /1/           1,675,607        1,675,607
Short Term Investment Co. -
  Liquid Assets Money Market
  Portfolio /1/                                     2,894,968        2,894,968
Short Term Investment Co. -
  Prime Money Market Portfolio,
  Institutional Shares /1/                          7,362,136        7,362,136
                                                                   126,239,157

FLOATING RATE NOTES - 10.96%
Beta Finance Inc.
  1.07%, 05/20/04 /1/                           $   1,447,484        1,447,329
  1.16%, 08/23/04 /1/                               1,447,484        1,448,694
Canadian Imperial Bank of Commerce
  1.07%, 10/30/03 /1/                               1,157,987        1,157,987
  1.37%, 08/26/04 /1/                               2,894,968        2,894,968
CC USA Inc.
  1.06%, 05/24/04 /1/                               2,894,968        2,894,760
  1.07%, 04/19/04 /1/                               1,273,786        1,273,746
  1.11%, 07/15/04 /1/                               1,447,484        1,447,936
Dorada Finance Inc.
  1.07%, 05/20/04 /1/                               2,894,968        2,894,658
  1.24%, 08/09/04 /1/                                 723,742          723,641
Five Finance Inc.
  1.08%, 04/15/04 /1/                               1,447,484        1,447,484
HBOS Treasury Services PLC
  1.27%, 06/24/04 /1/                               2,894,968        2,894,968
Holmes Financing PLC
  1.07%, 04/15/04 /1/                                 578,994          578,994
K2 USA LLC
  1.07%, 08/16/04 /1/                                 723,742          723,639
  1.08%, 04/13/04 /1/                               1,447,484        1,447,441
  1.08%, 05/17/04 /1/                               1,447,484        1,447,433
Links Finance LLC
  1.05%, 07/20/04 /1/                               1,157,987        1,157,783
  1.07%, 05/04/04 /1/                               1,447,484        1,447,436
  1.07%, 06/28/04 /1/                               1,447,484        1,447,247
  1.08%, 03/29/04 /1/                               1,447,484        1,447,484
Nationwide Building Society
  1.08%, 07/23/04 /1/                               2,171,226        2,171,226
Sigma Finance Inc.
  1.05%, 07/20/04 /1/                               1,447,484        1,447,229
  1.06%, 10/15/03 /1/                               2,894,968        2,894,934
  1.06%, 07/01/04 /1/                               1,447,484        1,447,184
  1.24%, 08/06/04 /1/                                 723,742          723,675
Tango Finance Corp.
  1.05%, 07/15/04 /1/                                 868,490          868,241
  1.06%, 07/06/04 /1/                                 868,490          868,415
Toronto Dominion
  1.33%, 08/23/04 /1/                               1,881,729        1,880,807
White Pine Finance LLC
  1.06%, 07/06/04 /1/                               1,736,981        1,736,840
  1.07%, 05/17/04 /1/                               1,736,981        1,736,981
  1.08%, 04/20/04 /1/                               1,447,484        1,447,484
                                                                    47,446,644

COMMERCIAL PAPER - 4.18%
Corporate Asset Funding Corp.
  1.06%, 09/24/03 /1/                                 868,490          867,928

SCHEDULES OF INVESTMENTS                                                       9
iSHARES LEHMAN 7-10 YEAR TREASURY BOND FUND
August 31, 2003

SECURITY                                            PRINCIPAL            VALUE
------------------------------------------------------------------------------
CRC Funding LLC
  1.05%, 09/25/03 /1/                           $   1,447,484  $     1,446,513
  1.06%, 09/16/03 /1/                                 578,994          578,755
Edison Asset Securitization
  1.06%, 09/05/03 /1/                               1,447,484        1,447,356
  1.06%, 09/15/03 /1/                                 868,490          868,158
  1.07%, 10/23/03 /1/                               2,721,270        2,717,145
Eureka Securitization Inc.
  1.05%, 09/18/03 /1/                               1,447,484        1,446,808
Jupiter Securitization Corp.
  1.07%, 09/02/03 /1/                                 723,742          723,742
Park Avenue Receivables Corp.
  1.06%, 09/16/03 /1/                                 723,742          723,444
Preferred Receivables Funding Corp.
  1.06%, 09/08/03 /1/                                 723,742          723,614
Quincy Capital Corp.
  1.06%, 09/17/03 /1/                               2,999,419        2,998,094
Receivables Capital Corp.
  1.06%, 09/17/03 /1/                               2,113,327        2,112,398
UBS Finance (Delaware) Inc.
  1.09%, 09/02/03 /1/                               1,447,484        1,447,484
                                                                    18,101,439

TIME DEPOSITS - 0.67%
SunTrust Banks Inc.
  1.00%, 09/02/03 /1/                                2,894,968        2,894,968
                                                                     2,894,968
TOTAL SHORT TERM INVESTMENTS
 (COST: $194,682,208)                                              194,682,208

REPURCHASE AGREEMENT - 2.02%
Investors Bank & Trust Tri-Party
 Repurchase Agreement, dated
 08/29/03, due 09/02/03, with
 a maturity value of $8,743,734 and an
 effective yield of 0.73%.                      $   8,743,025  $     8,743,025
TOTAL REPURCHASE AGREEMENT
 (COST: $8,743,025)                                                  8,743,025

TOTAL INVESTMENTS IN
 SECURITIES - 145.97%
 (COST $643,406,596)                                               632,125,711
OTHER ASSETS, LESS LIABILITIES - (45.97%)                         (199,069,885)
                                                               ---------------
NET ASSETS - 100.00%                                           $   433,055,826
                                                               ===============

/1/ All or a portion of this security represents investments of securities lending collateral.
/2/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

10                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES LEHMAN 20+ YEAR TREASURY BOND FUND
August 31, 2003

                                                    SHARES OR
SECURITY                                            PRINCIPAL            VALUE
------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 98.63%
U.S. Treasury Bonds
  5.25%, 11/15/28                               $  34,977,000  $    34,429,260
  5.25%, 02/15/29                                  52,065,000       51,305,892
  5.38%, 02/15/31                                  72,001,000       73,666,386
  5.50%, 08/15/28                                  35,066,000       35,724,539
  6.00%, 02/15/26                                  40,050,000       43,375,752
  6.13%, 11/15/27                                  84,995,000       93,678,935
  6.13%, 08/15/29                                  34,977,000       38,784,597
  6.25%, 05/15/30                                  64,614,000       73,068,741
  6.38%, 08/15/27                                  25,009,000       28,411,975
  6.50%, 11/15/26                                  46,992,000       54,056,306
  6.63%, 02/15/27                                  38,626,000       45,141,432
  6.75%, 08/15/26                                  25,009,000       29,599,151
  6.88%, 08/15/25                                  48,861,000       58,420,171
  7.50%, 11/15/24                                  29,993,000       38,244,974
  7.63%, 02/15/25                                  29,904,000       38,651,819
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (COST: $763,779,319)                                              736,559,930

SHORT TERM INVESTMENTS - 28.50%

MONEY MARKET FUNDS - 18.48%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares /1/,/2/                      90,161,159       90,161,159
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares /1/,/2/                      34,817,946       34,817,946
BlackRock Temp Cash Money Market Fund /1/           1,832,057        1,832,057
Short Term Investment Co. -
 Liquid Assets Money Market
 Portfolio /1/                                      3,165,268        3,165,268
Short Term Investment Co. -
 Prime Money Market Portfolio,
 Institutional Shares /1/                           8,049,530        8,049,530
                                                                   138,025,960

SECURITY                                            PRINCIPAL            VALUE
------------------------------------------------------------------------------
FLOATING RATE NOTES - 6.95%
Beta Finance Inc.
  1.07%, 05/20/04 /1/                           $   1,582,634  $     1,582,465
  1.16%, 08/23/04 /1/                               1,582,634        1,583,956
Canadian Imperial Bank of Commerce
  1.07%, 10/30/03 /1/                               1,266,107        1,266,107
  1.37%, 08/26/04 /1/                               3,165,268        3,165,268
CC USA Inc.
  1.06%, 05/24/04 /1/                               3,165,268        3,165,040
  1.07%, 04/19/04 /1/                               1,392,718        1,392,674
  1.11%, 07/15/04 /1/                               1,582,634        1,583,128
Dorada Finance Inc.
  1.07%, 05/20/04 /1/                               3,165,268        3,164,929
  1.24%, 08/09/04 /1/                                 791,317          791,206
Five Finance Inc.
  1.08%, 04/15/04 /1/                               1,582,634        1,582,634
HBOS Treasury Services PLC
  1.27%, 06/24/04 /1/                               3,165,268        3,165,268
Holmes Financing PLC
  1.07%, 04/15/04 /1/                                 633,054          633,054
K2 USA LLC
  1.07%, 08/16/04 /1/                                 791,317          791,204
  1.08%, 04/13/04 /1/                               1,582,634        1,582,587
  1.08%, 05/17/04 /1/                               1,582,634        1,582,578
Links Finance LLC
  1.05%, 07/20/04 /1/                               1,266,107        1,265,884
  1.07%, 05/04/04 /1/                               1,582,634        1,582,581
  1.07%, 06/28/04 /1/                               1,582,634        1,582,375
  1.08%, 03/29/04 /1/                               1,582,634        1,582,634
Nationwide Building Society
  1.08%, 07/23/04 /1/                               2,373,951        2,373,951
Sigma Finance Inc.
  1.05%, 07/20/04 /1/                               1,582,634        1,582,355
  1.06%, 10/15/03 /1/                               3,165,268        3,165,231
  1.06%, 07/01/04 /1/                               1,582,634        1,582,306
  1.24%, 08/06/04 /1/                                 791,317          791,243
Tango Finance Corp.
  1.05%, 07/15/04 /1/                                 949,580          949,307
  1.06%, 07/06/04 /1/                                 949,580          949,498
Toronto Dominion
  1.33%, 08/23/04 /1/                               2,057,424        2,056,416

SCHEDULES OF INVESTMENTS                                                      11
iSHARES LEHMAN 20+ YEAR TREASURY BOND FUND
August 31, 2003

SECURITY                                            PRINCIPAL             VALUE
-------------------------------------------------------------------------------
White Pine Finance LLC
  1.06%, 07/06/04 /1/                           $   1,899,161  $     1,899,007
  1.07%, 05/17/04 /1/                               1,899,161        1,899,161
  1.08%, 04/20/04 /1/                               1,582,634        1,582,634
                                                                   51,876,681

COMMERCIAL PAPER - 2.65%
Corporate Asset Funding Corp.
  1.06%, 09/24/03 /1/                                 949,580          948,965
CRC Funding LLC
  1.05%, 09/25/03 /1/                               1,582,634        1,581,572
  1.06%, 09/16/03 /1/                                 633,054          632,793
Edison Asset Securitization
  1.06%, 09/05/03 /1/                               1,582,634        1,582,494
  1.06%, 09/15/03 /1/                                 949,580          949,217
  1.07%, 10/23/03 /1/                               2,975,352        2,970,842
Eureka Securitization Inc.
  1.05%, 09/18/03 /1/                               1,582,634        1,581,895
Jupiter Securitization Corp.
  1.07%, 09/02/03 /1/                                 791,317          791,317
Park Avenue Receivables Corp.
  1.06%, 09/16/03 /1/                                 791,317          790,991
Preferred Receivables Funding Corp.
  1.06%, 09/08/03 /1/                                 791,317          791,177
Quincy Capital Corp.
  1.06%, 09/17/03 /1/                               3,279,471        3,278,022
Receivables Capital Corp.
  1.06%, 09/17/03 /1/                               2,310,646        2,309,630
UBS Finance (Delaware) Inc.
  1.09%, 09/02/03 /1/                               1,582,634        1,582,634
                                                                   19,791,549

TIME DEPOSITS - 0.42%
SunTrust Banks Inc.
  1.00%, 09/02/03 /1/                               3,165,268        3,165,268
                                                                     3,165,268
TOTAL SHORT TERM INVESTMENTS
 (COST: $212,859,458)                                              212,859,458

REPURCHASE AGREEMENT - 1.91%
Investors Bank & Trust Tri-Party
 Repurchase Agreement, dated
 08/29/03, due 09/02/03, with
 a maturity value of $14,262,078
 and an effective yield of 0.73%.               $  14,260,921  $    14,260,921
TOTAL REPURCHASE AGREEMENT
 (COST: $14,260,921)                                                14,260,921

TOTAL INVESTMENTS IN SECURITIES - 129.04%
 (COST $990,899,698)                                               963,680,309
OTHER ASSETS, LESS LIABILITIES - (29.04%)                         (216,868,766)
                                                               ---------------
NET ASSETS - 100.00%                                           $   746,811,543
                                                               ===============

/1/ All or a portion of this security represents investments of securities lending collateral.
/2/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

12                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES GS $ INVESTOP(TM) CORPORATE BOND FUND
August 31, 2003

SECURITY                                            PRINCIPAL             VALUE
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES - 98.01%

AUTO MANUFACTURERS - 1.92%
DaimlerChrysler NA Holding Corp.
  4.75%, 01/15/08                               $  20,200,000  $    20,078,396
  7.30%, 01/15/12                                  20,200,000       21,885,993
                                                                    41,964,389

BANKS - 7.45%
Bank of America Corp.
  3.25%, 08/15/08                                  20,200,000       19,499,969
  4.88%, 01/15/13                                  20,200,000       19,747,722
Bank One Corp.
  2.63%, 06/30/08                                  20,200,000       18,976,385
Credit Suisse First Boston
  5.75%, 04/15/07                                  20,200,000       21,705,708
  6.13%, 11/15/11                                  20,200,000       21,295,850
Washington Mutual Bank Inc.
  5.50%, 01/15/13                                  20,200,000       20,347,056
Wells Fargo & Company
  5.00%, 11/15/14                                  20,200,000       19,643,490
  5.13%, 02/15/07                                  20,200,000       21,311,606
                                                                   162,527,786

BUILDING MATERIALS - 1.02%
CRH America Inc.
  6.95%, 03/15/12                                  20,200,000       22,210,203
                                                                    22,210,203

COMMERCIAL SERVICES - 2.01%
Cendant Corp.
  6.25%, 01/15/08                                  20,200,000       21,574,105
  7.38%, 01/15/13                                  20,200,000       22,312,213
                                                                    43,886,318

COMPUTERS - 2.78%
International Business Machines Corp.
  4.75%, 11/29/12                                  20,200,000       19,786,203
  4.88%, 10/01/06                                  20,200,000       21,350,289
  5.88%, 11/29/32                                  20,200,000       19,553,600
                                                                    60,690,092

COSMETICS / PERSONAL CARE - 1.02%
Procter & Gamble Co.
  4.75%, 06/15/07                                  21,210,000       22,264,031
                                                                    22,264,031

DIVERSIFIED FINANCIAL SERVICES - 37.88%
American Express Co.
  4.88%, 07/15/13                                  20,200,000       19,798,222
American Express Credit Corp.
  3.00%, 05/16/08                                  20,200,000       19,351,196
Bear Stearns Companies Inc.
  2.88%, 07/02/08                                  20,200,000       19,075,668
  5.70%, 11/15/14                                  20,200,000       20,551,177
Boeing Capital Corp.
  4.75%, 08/25/08                                  20,200,000       20,473,609
  5.80%, 01/15/13                                  20,200,000       20,337,663
ChevronTexaco Capital Co.
  3.50%, 09/17/07                                  21,210,000       21,234,710
CIT Group Inc.
  7.38%, 04/02/07                                  20,200,000       22,616,223
  7.75%, 04/02/12                                  20,200,000       23,178,490
Citigroup Inc.
  3.50%, 02/01/08                                  20,200,000       19,940,733
  6.00%, 02/21/12                                  20,200,000       21,566,833
  6.63%, 06/15/32                                  20,200,000       21,370,287
Deutsche Telekom International Finance AG
  3.88%, 07/22/08                                  21,210,000       20,730,548
  5.25%, 07/22/13                                  20,200,000       19,454,216
Devon Financing Corp. ULC
  6.88%, 09/30/11                                  20,200,000       22,351,704
Diageo Capital PLC
  3.50%, 11/19/07                                  20,200,000       20,028,805
General Electric Capital Corp.
  3.50%, 05/01/08                                  20,200,000       19,834,077
  5.00%, 02/01/13                                  20,200,000       19,947,298
  6.75%, 03/15/32                                  20,200,000       21,647,936
General Motors Acceptance Corp.
  6.13%, 09/15/06                                  20,200,000       21,096,981
  6.88%, 09/15/11                                  20,200,000       20,299,384
  8.38%, 07/15/33                                  21,210,000       21,054,106

SCHEDULES OF INVESTMENTS                                                      13
iSHARES GS $ INVESTOP(TM) CORPORATE BOND FUND
August 31, 2003

SECURITY                                            PRINCIPAL             VALUE
-------------------------------------------------------------------------------
Household Finance Corp.
  4.63%, 01/15/08                               $  20,200,000  $    20,685,002
  6.38%, 11/27/12                                  20,200,000       21,563,500
International Lease Finance Corp.
  5.63%, 06/01/07                                  20,200,000       21,448,966
John Deere Capital Corp.
  3.90%, 01/15/08                                  20,200,000       20,240,703
  7.00%, 03/15/12                                  20,200,000       22,784,590
JP Morgan Chase & Co.
  5.25%, 05/30/07                                  20,200,000       21,399,678
  5.75%, 01/02/13                                  21,210,000       21,810,879
Lehman Brothers Holdings Inc.
  6.63%, 01/18/12                                  20,200,000       22,227,373
Lehman Brothers Inc.
  4.00%, 01/22/08                                  20,200,000       20,200,505
Morgan Stanley Dean Witter & Co.
  5.30%, 03/01/13                                  20,200,000       20,038,198
  5.80%, 04/01/07                                  20,200,000       21,734,897
Sears Roebuck Acceptance Corp.
  7.00%, 06/01/32                                  20,200,000       21,084,154
Sprint Capital Corp.
  8.38%, 03/15/12                                  20,200,000       23,173,036
  8.75%, 03/15/32                                  20,200,000       23,113,446
Verizon Global Funding Corp.
  6.13%, 06/15/07                                  20,200,000       21,976,489
  7.75%, 12/01/30                                  21,210,000       24,435,299
Washington Mutual Inc.
  5.63%, 01/15/07                                  21,210,000       22,614,738
                                                                   826,471,319

ELECTRIC - 2.76%
Duke Energy Corp.
  6.25%, 01/15/12                                  20,200,000       21,308,576
FirstEnergy Corp. Series B
  6.45%, 11/15/11                                  20,200,000       19,815,796
FirstEnergy Corp. Series C
  7.38%, 11/15/31                                  20,200,000       19,167,780
                                                                    60,292,152

FOOD - 3.92%
General Mills Inc.
  5.13%, 02/15/07                                  20,200,000       21,257,773
  6.00%, 02/15/12                                  21,210,000       22,462,981
Kraft Foods Inc.
  4.63%, 11/01/06                                  20,200,000       20,763,782
  6.25%, 06/01/12                                  20,200,000       21,118,595
                                                                    85,603,131

FOREST PRODUCTS & PAPER - 2.97%
Weyerhaeuser Co.
  6.13%, 03/15/07                                  20,200,000       21,773,378
  6.75%, 03/15/12                                  20,200,000       21,604,102
  7.38%, 03/15/32                                  20,200,000       21,414,424
                                                                    64,791,904

HOUSEHOLD PRODUCTS / WARES - 0.91%
Unilever Capital Corp.
  5.90%, 11/15/32                                  20,200,000       19,797,818
                                                                    19,797,818

MEDIA - 4.98%
AOL Time Warner Inc.
  6.15%, 05/01/07                                  20,200,000       21,717,626
  6.88%, 05/01/20                                  20,200,000       21,983,862
  7.70%, 05/01/20                                  20,200,000       22,271,106
Comcast Corp.
  5.85%, 01/15/10                                  20,200,000       21,078,902
Viacom Inc.
  5.63%, 05/01/07                                  20,200,000       21,676,418
                                                                   108,727,914

MINING - 1.93%
Alcoa Inc.
  4.25%, 08/15/07                                  20,200,000       20,702,374
  6.00%, 01/15/12                                  20,200,000       21,383,013
                                                                    42,085,387

OIL & GAS PRODUCERS - 5.14%
Conoco Funding Co.
  5.45%, 10/15/06                                  20,200,000       21,663,591
  6.35%, 10/15/11                                  21,210,000       23,086,024

14                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES GS $ INVESTOP(TM) CORPORATE BOND FUND
August 31, 2003

SECURITY                                            PRINCIPAL             VALUE
-------------------------------------------------------------------------------
Devon Energy Corp.
  7.95%, 04/15/32                               $  20,200,000  $    23,683,995
Valero Energy Corp.
  6.88%, 04/15/12                                  20,200,000       21,962,652
  7.50%, 04/15/32                                  20,200,000       21,768,025
                                                                   112,164,287

PHARMACEUTICALS - 2.86%
Bristol-Myers Squibb Co.
  4.75%, 10/01/06                                  20,200,000       21,182,326
  5.75%, 10/01/11                                  20,200,000       21,149,198
Wyeth
  5.25%, 03/15/13                                  20,200,000       20,014,665
                                                                    62,346,189

RETAIL - 4.76%
Target Corp.
  5.38%, 06/15/09                                  20,200,000       21,276,458
  5.88%, 03/01/12                                  20,200,000       21,498,456
  6.35%, 11/01/32                                  20,200,000       20,562,388
Wal-Mart Stores Inc.
  4.38%, 07/12/07                                  20,200,000       20,958,308
  4.55%, 05/01/13                                  20,200,000       19,540,773
                                                                   103,836,383

TELECOMMUNICATIONS - 6.44%
Alltel Corp.
  7.00%, 07/01/12                                  20,200,000       22,938,413
  7.88%, 07/01/32                                  20,200,000       24,262,624
British Telecom PLC
  8.38%, 12/15/10                                  20,200,000       23,984,470
  8.88%, 12/15/30                                  20,200,000       25,439,981
Cox Communications Inc.
  7.13%, 10/01/12                                  20,200,000       22,589,963
SBC Communications Inc.
  5.88%, 02/01/12                                  20,200,000       21,295,446
                                                                   140,510,897

TELEPHONE - 7.26%
AT&T Broadband Corp.
  8.38%, 03/15/13                                  20,200,000       24,074,966

                                                    SHARES OR
SECURITY                                            PRINCIPAL             VALUE
-------------------------------------------------------------------------------
  9.46%, 11/15/22                               $  20,200,000  $    26,487,957
AT&T Corp.
  7.00%, 11/15/06                                  20,200,000       22,367,662
  7.80%, 11/15/11                                  20,200,000       22,418,364
  8.50%, 11/15/31                                  20,200,000       22,549,664
Bellsouth Corp.
  5.00%, 10/15/06                                  20,200,000       21,450,683
Verizon Virginia Inc.
  4.63%, 03/15/13                                  20,200,000       19,155,054
                                                                   158,504,350
TOTAL CORPORATE BONDS & NOTES
 (COST: $2,119,549,937)                                          2,138,674,550

SHORT TERM INVESTMENTS - 15.44%

MONEY MARKET FUNDS - 10.01%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares /1/,/2/                     142,724,238      142,724,238
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares /1/,/2/                      55,116,470       55,116,470
BlackRock Temp Cash Money Market Fund /1/           2,900,128        2,900,128
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio /1/                  5,010,588        5,010,588
Short Term Investment Co. - Prime Money
 Market Portfolio, Institutional
 Shares /1/                                        12,742,327       12,742,327
                                                                  218,493,751

FLOATING RATE NOTES - 3.76%
Beta Finance Inc.
  1.07%, 05/20/04 /1/                           $   2,505,294        2,505,026
  1.16%, 08/23/04 /1/                               2,505,294        2,507,388

SCHEDULES OF INVESTMENTS                                                      15
iSHARES GS $ INVESTOP(TM) CORPORATE BOND FUND
August 31, 2003

SECURITY                                            PRINCIPAL             VALUE
-------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
  1.07%, 10/30/03 /1/                           $   2,004,235  $     2,004,235
  1.37%, 08/26/04 /1/                               5,010,588        5,010,588
CC USA Inc.
  1.06%, 05/24/04 /1/                               5,010,588        5,010,227
  1.07%, 04/19/04 /1/                               2,204,659        2,204,590
  1.11%, 07/15/04 /1/                               2,505,294        2,506,076
Dorada Finance Inc.
  1.07%, 05/20/04 /1/                               5,010,588        5,010,052
  1.24%, 08/09/04 /1/                               1,252,647        1,252,472
Five Finance Inc.
  1.08%, 04/15/04 /1/                               2,505,294        2,505,294
HBOS Treasury Services PLC
  1.27%, 06/24/04 /1/                               5,010,588        5,010,588
Holmes Financing PLC
  1.07%, 04/15/04 /1/                               1,002,118        1,002,118
K2 USA LLC
  1.07%, 08/16/04 /1/                               1,252,647        1,252,468
  1.08%, 04/13/04 /1/                               2,505,294        2,505,219
  1.08%, 05/17/04 /1/                               2,505,294        2,505,206
Links Finance LLC
  1.05%, 07/20/04 /1/                               2,004,235        2,003,882
  1.07%, 05/04/04 /1/                               2,505,294        2,505,211
  1.07%, 06/28/04 /1/                               2,505,294        2,504,884
  1.08%, 03/29/04 /1/                               2,505,294        2,505,294
Nationwide Building Society
  1.08%, 07/23/04 /1/                               3,757,941        3,757,941
Sigma Finance Inc.
  1.05%, 07/20/04 /1/                               2,505,294        2,504,852
  1.06%, 10/15/03 /1/                               5,010,588        5,010,529
  1.06%, 07/01/04 /1/                               2,505,294        2,504,776
  1.24%, 08/06/04 /1/                               1,252,647        1,252,531
Tango Finance Corp.
  1.05%, 07/15/04 /1/                               1,503,176        1,502,745
  1.06%, 07/06/04 /1/                               1,503,176        1,503,047
Toronto Dominion
  1.33%, 08/23/04 /1/                               3,256,882        3,255,286
White Pine Finance LLC
  1.06%, 07/06/04 /1/                               3,006,353        3,006,110
  1.07%, 05/17/04 /1/                               3,006,353        3,006,353
  1.08%, 04/20/04 /1/                               2,505,294        2,505,294
                                                                    82,120,282

COMMERCIAL PAPER - 1.44%
Corporate Asset Funding Corp.
  1.06%, 09/24/03 /1/                               1,503,176        1,502,203
CRC Funding LLC
  1.05%, 09/25/03 /1/                               2,505,294        2,503,613
  1.06%, 09/16/03 /1/                               1,002,118        1,001,705
Edison Asset Securitization
  1.06%, 09/05/03 /1/                               2,505,294        2,505,073
  1.06%, 09/15/03 /1/                               1,503,176        1,502,601
  1.07%, 10/23/03 /1/                               4,709,953        4,702,813
Eureka Securitization Inc.
  1.05%, 09/18/03 /1/                               2,505,294        2,504,125
Jupiter Securitization Corp.
  1.07%, 09/02/03 /1/                               1,252,647        1,252,647
Park Avenue Receivables Corp.
  1.06%, 09/16/03 /1/                               1,252,647        1,252,131
Preferred Receivables Funding Corp.
  1.06%, 09/08/03 /1/                               1,252,647        1,252,426
Quincy Capital Corp.
  1.06%, 09/17/03 /1/                               5,191,370        5,189,077
Receivables Capital Corp.
  1.06%, 09/17/03 /1/                               3,657,729        3,656,121
UBS Finance (Delaware) Inc.
  1.09%, 09/02/03 /1/                               2,505,294        2,505,294
                                                                    31,329,829

TIME DEPOSITS - 0.23%
SunTrust Banks Inc.
  1.00%, 09/02/03 /1/                               5,010,588        5,010,588
                                                                     5,010,588
TOTAL SHORT TERM INVESTMENTS
 (COST: $336,954,450)                                              336,954,450

16                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES GS $ INVESTOP(TM) CORPORATE BOND FUND
August 31, 2003

SECURITY                                            PRINCIPAL             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.20%
Investors Bank & Trust Tri-Party
 Repurchase Agreement, dated
 08/29/03, due 09/02/03, with
 a maturity value of $4,325,163
 and an effective yield of 0.73%                $   4,324,812  $     4,324,812
TOTAL REPURCHASE AGREEMENT
 (COST: $4,324,812)                                                  4,324,812

TOTAL INVESTMENTS IN SECURITIES - 113.65%
 (COST $2,460,829,199)                                           2,479,953,812
OTHER ASSETS, LESS LIABILITIES - (13.65%)                         (297,833,471)
                                                               ---------------
NET ASSETS - 100.00%                                           $ 2,182,120,341
                                                               ===============

/1/ All or a portion of this security represents investments of securities lending collateral.
/2/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS                                                      17

Statements of Assets and Liabilities (Unaudited)

iSHARES TRUST
August 31, 2003

                                                                      iSHARES LEHMAN                       iSHARES GS
                                                -----------------------------------------------------    ---------------
                                                       1-3 Year          7-10 Year           20+ Year    $ InvesTop(TM)
                                                       Treasury           Treasury           Treasury         Corporate
                                                      Bond Fund          Bond Fund          Bond Fund         Bond Fund
------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                             $ 1,258,000,674    $   643,406,596    $   990,899,698    $ 2,460,829,199
                                                ---------------    ---------------    ---------------    ---------------
Investments in securities, at value
 (including securities on loan /1/) (Note 1)    $ 1,255,335,512    $   632,125,711    $   963,680,309    $ 2,479,953,812
Receivables:
  Investment securities sold                         41,897,622        129,609,881         83,874,011          7,105,626
  Dividends and interest                              9,771,298          1,370,571          6,009,840         34,290,814
  iShares sold                                          526,438                  -                  -                  -
  iShares redeemed                                       29,790                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Total Assets                                      1,307,560,660        763,106,163      1,053,564,160      2,521,350,252
                                                ---------------    ---------------    ---------------    ---------------

LIABILITIES
Payables:
  Investment securities purchased                    44,766,146        135,277,715         93,299,463                  -
  Collateral for securities on loan (Note 5)        302,858,888        194,682,208        212,859,458        336,954,450
  iShares redeemed                                            -                  -            453,700          1,654,153
  iShares sold                                                -                  -                  -             26,599
  Advisory fees (Note 2)                                230,210             90,414            139,996            594,709
                                                ---------------    ---------------    ---------------    ---------------
Total Liabilities                                   347,855,244        330,050,337        306,752,617        339,229,911
                                                ---------------    ---------------    ---------------    ---------------
NET ASSETS                                      $   959,705,416    $   433,055,826    $   746,811,543    $ 2,182,120,341
                                                ===============    ===============    ===============    ===============

NET ASSETS CONSIST OF:
  Paid-in capital                               $   957,292,523    $   439,528,487    $   739,324,420    $ 2,116,850,523
  Undistributed net investment income                 1,299,472          1,442,726          2,443,036         10,046,172
  Undistributed net realized gain                     3,778,583          3,365,498         32,263,476         36,099,033
  Net unrealized appreciation (depreciation)         (2,665,162)       (11,280,885)       (27,219,389)        19,124,613
                                                ---------------    ---------------    ---------------    ---------------
NET ASSETS                                      $   959,705,416    $   433,055,826    $   746,811,543    $ 2,182,120,341
                                                ===============    ===============    ===============    ===============
iShares outstanding                                  11,700,000          5,200,000          8,900,000         20,200,000
                                                ===============    ===============    ===============    ===============
Net asset value per iShare                      $         82.03    $         83.28    $         83.91    $        108.03
                                                ===============    ===============    ===============    ===============

/1/ Securities on loan with market values of $296,445,023, $190,838,762, $209,951,356 and $328,060,364, respectively. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

18                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES TRUST
For the six months ended August 31, 2003

                                                                    iSHARES LEHMAN                      iSHARES GS
                                                --------------------------------------------------    --------------
                                                      1-3 Year         7-10 Year          20+ Year    $ InvesTop(TM)
                                                      Treasury          Treasury          Treasury         Corporate
                                                     Bond Fund         Bond Fund         Bond Fund         Bond Fund
--------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Interest                                      $    7,277,590    $    6,319,410    $    7,291,639    $   56,829,533
  Securities lending income                            180,211            70,340            25,870            67,673
                                                --------------    --------------    --------------    --------------
Total investment income                              7,457,801         6,389,750         7,317,509        56,897,206
                                                --------------    --------------    --------------    --------------
EXPENSES (NOTE 2)
  Advisory fees                                        644,129           261,877           220,598         1,709,012
                                                --------------    --------------    --------------    --------------
Total expenses                                         644,129           261,877           220,598         1,709,012
                                                --------------    --------------    --------------    --------------
Net investment income                                6,813,672         6,127,873         7,096,911        55,188,194
                                                --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) from:
    Investments                                        (46,451)       (4,475,497)       (3,814,260)         (204,661)
    In-kind redemptions                              3,825,034         8,285,181        36,077,736        35,928,709
                                                --------------    --------------    --------------    --------------
  Net realized gain                                  3,778,583         3,809,684        32,263,476        35,724,048
                                                --------------    --------------    --------------    --------------
  Net change in unrealized appreciation
   (depreciation) on investments                    (8,920,583)      (21,836,449)      (51,643,374)      (98,996,134)
                                                --------------    --------------    --------------    --------------
Net realized and unrealized loss                    (5,142,000)      (18,026,765)      (19,379,898)      (63,272,086)
                                                --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      $    1,671,672    $  (11,898,892)   $  (12,282,987)   $   (8,083,892)
                                                ==============    ==============    ==============    ==============

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS                                                          19

Statements of Changes in Net Assets

iSHARES TRUST

                                                          iSHARES LEHMAN                          iSHARES LEHMAN
                                                             1-3 YEAR                               7-10 YEAR
                                                             TREASURY                                TREASURY
                                                            BOND FUND                               BOND FUND
                                                ------------------------------------    ------------------------------------
                                                    For the six       For the period        For the six       For the period
                                                   months ended    July 22, 2002 /1/       months ended    July 22, 2002 /1/
                                                August 31, 2003                   to    August 31, 2003                   to
                                                    (Unaudited)    February 28, 2003        (Unaudited)    February 28, 2003
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                         $     6,813,672    $       8,561,210    $     6,127,873    $      14,273,826
  Net realized gain                                   3,778,583            3,089,322          3,809,684           19,314,033
  Net change in unrealized appreciation
   (depreciation)                                    (8,920,583)           6,255,421        (21,836,449)          10,555,564
                                                ---------------    -----------------    ---------------    -----------------
Net increase (decrease) in net assets
 resulting from operations                            1,671,672           17,905,953        (11,898,892)          44,143,423
                                                ---------------    -----------------    ---------------    -----------------
Undistributed net investment income included
 in the price of capital shares issued or
 redeemed                                               (39,000)             444,000            107,000             (329,000)
                                                ---------------    -----------------    ---------------    -----------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                         (6,760,011)          (7,759,399)        (6,287,606)         (12,668,686)
  From net realized gain /2/                                  -                    -                  -           (2,824,176)
                                                ---------------    -----------------    ---------------    -----------------
Total distributions to iShareholders                 (6,760,011)          (7,759,399)        (6,287,606)         (15,492,862)
                                                ---------------    -----------------    ---------------    -----------------
iSHARES TRANSACTIONS:
  iShares sold                                      650,297,423        1,305,849,750        395,017,942          962,404,619
  iShares redeemed                                 (608,373,086)        (393,531,886)      (388,076,829)        (546,531,969)
                                                ---------------    -----------------    ---------------    -----------------
Net increase in net assets from  iShares
 transactions                                        41,924,337          912,317,864          6,941,113          415,872,650
                                                ---------------    -----------------    ---------------    -----------------
INCREASE (DECREASE) IN NET ASSETS                    36,796,998          922,908,418        (11,138,385)         444,194,211

NET ASSETS:

Beginning of period                                 922,908,418                    -        444,194,211                    -
                                                ---------------    -----------------    ---------------    -----------------
End of period                                   $   959,705,416    $     922,908,418    $   433,055,826    $     444,194,211
                                                ===============    =================    ===============    =================

Undistributed net investment income included
 in net assets at end of period                 $     1,299,472    $       1,245,811    $     1,442,726    $       1,602,459
                                                ===============    =================    ===============    =================

iSHARES ISSUED AND REDEEMED:
  iShares sold                                        4,900,000           14,400,000          4,300,000           10,000,000
  iShares redeemed                                   (4,400,000)          (3,200,000)        (4,200,000)          (4,900,000)
                                                ---------------    -----------------    ---------------    -----------------
Net increase in iShares outstanding                     500,000           11,200,000            100,000            5,100,000
                                                ===============    =================    ===============    =================

/1/  Commencement of operations.
/2/ Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

20                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

                                                          iSHARES LEHMAN                            iSHARES GS
                                                             20+ YEAR                             $ INVESTOP(TM)
                                                             TREASURY                               CORPORATE
                                                            BOND FUND                               BOND FUND
                                                ------------------------------------    ------------------------------------
                                                    For the six       For the period        For the six       For the period
                                                   months ended    July 22, 2002 /1/       months ended    July 22, 2002 /1/
                                                August 31, 2003                   to    August 31, 2003                   to
                                                    (Unaudited)    February 28, 2003        (Unaudited)    February 28, 2003
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                         $     7,096,911    $      16,869,888    $    55,188,194    $      54,060,786
  Net realized gain                                  32,263,476           27,418,840         35,724,048           25,632,818
  Net change in unrealized appreciation
   (depreciation)                                   (51,643,374)          24,423,985        (98,996,134)         118,120,747
                                                ---------------    -----------------    ---------------    -----------------
Net increase (decrease) in net assets
 resulting from operations                          (12,282,987)          68,712,713         (8,083,892)         197,814,351
                                                ---------------    -----------------    ---------------    -----------------
Undistributed net investment income included
 in the price of capital shares issued or
  redeemed                                            1,704,000             (821,000)          (279,000)           3,108,000
                                                ---------------    -----------------    ---------------    -----------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                         (6,722,460)         (14,793,864)       (54,100,894)         (48,190,288)
  From net realized gain /2/                                  -             (320,847)        (1,194,145)                   -
                                                ---------------    -----------------    ---------------    -----------------
Total distributions to iShareholders                 (6,722,460)         (15,114,711)       (55,295,039)         (48,190,288)
                                                ---------------    -----------------    ---------------    -----------------
iSHARES TRANSACTIONS:
  iShares sold                                    1,390,199,420          711,173,599        926,738,177        2,377,127,411
  iShares redeemed                                 (942,914,035)        (447,122,996)      (757,539,057)        (453,280,322)
                                                ---------------    -----------------    ---------------    -----------------
Net increase in net assets from iShares
 transactions                                       447,285,385          264,050,603        169,199,120        1,923,847,089
                                                ---------------    -----------------    ---------------    -----------------
INCREASE IN NET ASSETS                              429,983,938          316,827,605        105,541,189        2,076,579,152

NET ASSETS:
Beginning of period                                 316,827,605                    -      2,076,579,152                    -
                                                ---------------    -----------------    ---------------    -----------------
End of period                                   $   746,811,543    $     316,827,605    $ 2,182,120,341    $   2,076,579,152
                                                ===============    =================    ===============    =================
Undistributed net investment income
 included in net assets at end of period        $     2,443,036    $       2,068,585    $    10,046,172    $       8,958,872
                                                ===============    =================    ===============    =================

ISHARES ISSUED AND REDEEMED:
  iShares sold                                       16,100,000            8,600,000          4,000,000           20,300,000
  iShares redeemed                                  (10,700,000)          (5,100,000)        (2,600,000)          (1,500,000)
                                                ---------------    -----------------    ---------------    -----------------
Net increase in iShares outstanding                   5,400,000            3,500,000          1,400,000           18,800,000
                                                ===============    =================    ===============    =================

/1/  Commencement of operations.
/2/ Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS                                                          21

Financial Highlights

iSHARES TRUST
(For a share outstanding throughout each period)

                                                              iSHARES LEHMAN                             iSHARES LEHMAN
                                                                 1-3 YEAR                                   7-10 YEAR
                                                                 TREASURY                                   TREASURY
                                                                 BOND FUND                                  BOND FUND
                                                ---------------------------------------     ---------------------------------------
                                                       Six months           Period from            Six months           Period from
                                                            ended     Jul. 22, 2002 /1/                 ended     Jul. 22, 2002 /1/
                                                    Aug. 31, 2003                    to         Aug. 31, 2003                    to
                                                      (Unaudited)         Feb. 28, 2003           (Unaudited)         Feb. 28, 2003
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $           82.40     $           81.01     $           87.10     $           82.13
                                                -----------------     -----------------     -----------------     -----------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.66                  0.84                  1.52                  1.99
  Net realized and unrealized gain (loss)                   (0.37)                 1.32                 (3.77)                 5.04
                                                -----------------     -----------------     -----------------     -----------------
Total from investment operations                             0.29                  2.16                 (2.25)                 7.03
                                                -----------------     -----------------     -----------------     -----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                     (0.66)                (0.77)                (1.57)                (1.68)
  Net realized gain /4/                                         -                     -                     -                 (0.38)
                                                -----------------     -----------------     -----------------     -----------------
Total distributions                                         (0.66)                (0.77)                (1.57)                (2.06)
                                                -----------------     -----------------     -----------------     -----------------
NET ASSET VALUE, END OF PERIOD                  $           82.03     $           82.40     $           83.28     $           87.10
                                                =================     =================     =================     =================

TOTAL RETURN (NOT ANNUALIZED)                                0.33%                 2.66%                (2.66)%                8.64%
                                                =================     =================     =================     =================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)              $         959,705     $         922,908     $         433,056     $         444,194
  Ratio of expenses to average net assets /2/                0.15%                 0.15%                 0.15%                 0.15%
  Ratio of net investment income to  average
   net assets /2/                                            1.59%                 1.80%                 3.51%                 3.79%
  Portfolio turnover rate /3/                                   9%                   44%                   39%                   54%

/1/  Commencement of operations.
/2/  Annualized for periods of less than one year.
/3/ Excludes securities received or delivered as a result of processing capital share transactions in Creation Units.
/4/ Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

22                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
(For a share outstanding throughout each period)

                                                          iSHARES LEHMAN                             iSHARES GS
                                                             20+ YEAR                              $ INVESTOP(TM)
                                                             TREASURY                                 CORPORATE
                                                             BOND FUND                                BOND FUND
                                                ------------------------------------     ------------------------------------
                                                    Six months           Period from         Six months           Period from
                                                         ended     Jul. 22, 2002 /1/              ended     Jul. 22, 2002 /1/
                                                 Aug. 31, 2003                    to      Aug. 31, 2003                    to
                                                   (Unaudited)         Feb. 28, 2003        (Unaudited)         Feb. 28, 2003
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $        90.52     $           82.69     $       110.46     $          103.03
                                                --------------     -----------------     --------------     -----------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                   2.10                  2.79               2.71                  3.24
  Net realized and unrealized gain (loss)                (6.39)                 7.29              (2.38)                 7.12
                                                --------------     -----------------     --------------     -----------------
Total from investment operations                         (4.29)                10.08               0.33                 10.36
                                                --------------     -----------------     --------------     -----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                  (2.32)                (2.20)             (2.70)                (2.93)
  Net realized gain /4/                                      -                 (0.05)             (0.06)                    -
                                                --------------     -----------------     --------------     -----------------
Total distributions                                      (2.32)                (2.25)             (2.76)                (2.93)
                                                --------------     -----------------     --------------     -----------------
NET ASSET VALUE, END OF PERIOD                  $        83.91     $           90.52     $       108.03     $          110.46
                                                ==============     =================     ==============     =================

TOTAL RETURN (NOT ANNUALIZED)                            (4.94)%               12.31%              0.24%                10.22%
                                                ==============     =================     ==============     =================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)              $      746,812     $         316,828     $    2,182,120     $       2,076,579
  Ratio of expenses to average net assets /2/             0.15%                 0.15%              0.15%                 0.15%
  Ratio of net investment income to average
   net assets /2/                                         4.83%                 4.92%              4.84%                 5.38%
  Portfolio turnover rate /3/                               28%                    7%                 0%                   20%

/1/  Commencement of operations.
/2/  Annualized for periods of less than one year.
/3/ Excludes securities received or delivered as a result of processing capital share transactions in Creation Units.
/4/ Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                          23

Notes to the Financial Statements (Unaudited)

iSHARES TRUST

1.   SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of August 31, 2003, the Trust offered 56 investment portfolios or funds.

These financial statements relate only to the iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund and the iShares GS $ InvesTop-TM- Corporate Bond Fund (each a "Fund", collectively the "Funds").

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a "passive" or index approach to achieve each Fund's investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares GS $ InvesTop-TM- Corporate Bond Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

Under the Funds' organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION

Fixed income securities are valued using the latest quoted bid price or using valuations provided by third party pricing services. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premium and accrete discount on debt securities purchased, using a constant yield to maturity method.

EQUALIZATION

The Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders' per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to

24                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

undistributed net investment income. The amounts of equalization are disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed at least once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

At February 28, 2003, the tax year-end of the Funds, the components of distributable earnings on a tax basis were as follows:

     -------------------------------------------------------------------------------------
                                        UNDISTRIBUTED   UNDISTRIBUTED  TOTAL DISTRIBUTABLE
     iSHARES BOND FUND                ORDINARY INCOME  LONG-TERM GAIN             EARNINGS
     -------------------------------------------------------------------------------------
     Lehman 1-3 Year Treasury         $     1,245,811  $            -  $         1,245,811
     Lehman 7-10 Year Treasury              1,595,620               -            1,595,620
     Lehman 20+ Year Treasury               2,060,106               -            2,060,106
     GS $ InvesTop(TM) Corporate           10,674,970               -           10,674,970
     -------------------------------------------------------------------------------------

The tax character of distributions paid during the period ended February 28, 2003 was as follows:

    --------------------------------------------------------------
    iSHARES BOND FUND                                       AMOUNT
    --------------------------------------------------------------
    Lehman 1-3 Year Treasury
     Distributions paid from:
        Ordinary Income                               $  8,168,879
                                                      ------------
      Total Distributions                             $  8,168,879
                                                      ============
    Lehman 7-10 Year Treasury
     Distributions paid from:
        Ordinary Income                               $ 16,985,541
                                                      ------------
      Total Distributions                             $ 16,985,541
                                                      ============
    Lehman 20+ Year Treasury
     Distributions paid from:
        Ordinary Income                               $ 16,273,971
                                                      ------------
      Total Distributions                             $ 16,273,971
                                                      ============
    GS $ InvesTop(TM) Corporate
     Distributions paid from:
        Ordinary Income                               $ 49,259,044
                                                      ------------
      Total Distributions                             $ 49,259,044
                                                      ============

NOTES TO THE FINANCIAL STATEMENTS                                             25
iSHARES TRUST

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended August 31, 2003.

For the period ended August 31, 2003, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 100,000 or more iShares or multiples thereof ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassed from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the six months ended August 31, 2003 are disclosed in the Funds' Statements of Operations.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by each Fund at August 31, 2003 were fully collateralized by U.S. Government obligations with an interest rate of 6.375%, a maturity date of August 15, 2007 and aggregate market values as follows:

    --------------------------------------------------------------
                                                         AGGREGATE
                                                            MARKET
    iSHARES BOND FUND                                        VALUE
    --------------------------------------------------------------
    Lehman 1-3 Year Treasury                          $  3,602,983
    Lehman 7-10 Year Treasury                            8,936,308
    Lehman 20+ Year Treasury                            14,599,765
    GS $ InvesTop(TM) Corporate                          4,416,927
    --------------------------------------------------------------

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

BGFA is entitled to an annual advisory fee of 0.15% based on the average daily net assets of each Fund, as compensation for investment management services.

26                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Prior to February 24, 2003, Investors Bank served as securities lending agent for the Trust. Effective February 24, 2003, Barclays Global Investors, N.A. ("BGI") began serving as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds' investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the Securities and Exchange Commission ("SEC"). As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended August 31, 2003, BGI earned securities lending agent fees as follows:

     --------------------------------------------------------
                                           SECURITIES LENDING
     iSHARES BOND FUND                             AGENT FEES
     --------------------------------------------------------
     Lehman 1-3 Year Treasury                    $    174,475
     Lehman 7-10 Year Treasury                         64,867
     Lehman 20+ Year Treasury                          18,705
     GS $ InvesTop(TM) Corporate                       55,806
     --------------------------------------------------------

SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Funds' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the master portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

As of August 31, 2003, certain trustees and officers of the Trust are also employees of BGFA and its affiliates or employees of Investors Bank.

NOTES TO THE FINANCIAL STATEMENTS                                             27
iSHARES TRUST

3.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the six months ended August 31, 2003, were as follows:

------------------------------------------------------------------------------------
                                U.S. GOVERNMENT OBLIGATIONS      OTHER SECURITIES
                               ----------------------------   ----------------------
iSHARES BOND FUND                  PURCHASES          SALES   PURCHASES        SALES
------------------------------------------------------------------------------------
Lehman 1-3 Year Treasury       $  82,282,794  $  73,269,460   $       -  $         -
Lehman 7-10 Year Treasury        143,196,312    140,570,020           -            -
Lehman 20+ Year Treasury          92,942,391     88,192,343           -            -
GS $ InvesTop(TM) Corporate                -              -           -   10,198,807
------------------------------------------------------------------------------------

In-kind transactions for the six months ended August 31, 2003, were as follows:

-----------------------------------------------------------------------
                                                IN-KIND         IN-KIND
iSHARES BOND FUND                             PURCHASES           SALES
-----------------------------------------------------------------------
Lehman 1-3 Year Treasury                $   641,579,903   $ 598,753,051
Lehman 7-10 Year Treasury                   388,383,173     383,781,731
Lehman 20+ Year Treasury                  1,368,094,250     929,883,519
GS $ InvesTop(TM) Corporate                 899,647,078     720,372,576
-----------------------------------------------------------------------

At August 31, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

-----------------------------------------------------------------------------------------
                                                                           NET UNREALIZED
                                          TAX    UNREALIZED    UNREALIZED    APPRECIATION
iSHARES BOND FUND                        COST  APPRECIATION  DEPRECIATION  (DEPRECIATION)
-----------------------------------------------------------------------------------------
Lehman 1-3 Year Treasury      $ 1,258,000,674  $    303,586  $ (2,968,748) $   (2,665,162)
Lehman 7-10 Year Treasury         643,415,735             -   (11,290,024)    (11,290,024)
Lehman 20+ Year Treasury          990,899,698             -   (27,219,389)    (27,219,389)
GS $ InvesTop(TM) Corporate     2,460,927,119    38,743,921   (19,717,228)     19,026,693
-----------------------------------------------------------------------------------------

4.  iSHARES TRANSACTIONS

At August 31, 2003, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund's

28                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units for the iShares GS $ InvesTop(TM) Corporate Bond Fund.

5.   LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

As of August 31, 2003, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account which invests in securities with remaining maturities of 397 days or less and money market mutual funds. Income from the joint account is allocated daily to each Fund, based on each Fund's portion of the total cash collateral received. The market value of the securities on loan at August 31, 2003 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

6.   LEGAL PROCEEDINGS

The Trust has reached a settlement in an action in the U.S. District Court for the Northern District of Illinois. In the action, a company named Mopex, Inc. and a company named Realtimemutualfunds.com alleged that the actions of the Trust and others infringed a patent held by Mopex, and that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. The patent itself was found to be invalid in a related action to which the Trust was not a party. In the settlement, the plaintiffs' claims and allegations are dismissed with prejudice, and neither the Trust nor any other defendant will pay any compensation to the plaintiffs.

NOTES TO THE FINANCIAL STATEMENTS                                             29

The iShares Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iSHARES (1-800-474-2737) to obtain a prospectus for any iShares fund. The prospectus contains more complete information, including charges and expenses.

BROAD MARKET
iShares Dow Jones U.S. Total Market Index Fund (IYY) iShares Russell 3000 Index Fund (IWV) iShares Russell 3000 Growth Index Fund (IWZ) iShares Russell 3000 Value Index Fund (IWW)

LARGE CAP
iShares Russell 1000 Index Fund (IWB)
iShares Russell 1000 Growth Index Fund (IWF) iShares Russell 1000 Value Index Fund (IWD) iShares S&P 100 Index Fund (OEF) iShares S&P 500 Index Fund (IVV) iShares S&P 500/BARRA Growth Index Fund (IVW) iShares S&P 500/BARRA Value Index Fund (IVE)

MID CAP
iShares Russell Midcap Index Fund (IWR)
iShares Russell Midcap Growth Index Fund (IWP) iShares Russell Midcap Value Index Fund (IWS) iShares S&P MidCap 400 Index Fund (IJH) iShares S&P MidCap 400/BARRA Growth Index Fund (IJK) iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)

SMALL CAP
iShares Russell 2000 Index Fund (IWM)
iShares Russell 2000 Growth Index Fund (IWO) iShares Russell 2000 Value Index Fund (IWN) iShares S&P SmallCap 600 Index Fund (IJR) iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT) iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)

SECTOR & INDUSTRY
iShares Cohen & Steers Realty Majors Index Fund (ICF) iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM) iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC) iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK) iShares Dow Jones U.S. Energy Sector Index Fund (IYE) iShares Dow Jones U.S. Financial Sector Index Fund (IYF) iShares Dow Jones U.S. Financial Services Index Fund (IYG) iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH) iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ) iShares Dow Jones U.S. Real Estate Index Fund (IYR) iShares Dow Jones U.S. Technology Sector Index Fund (IYW) iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ) iShares Dow Jones U.S. Utilities Sector Index Fund (IDU) iShares Goldman Sachs Natural Resources Index Fund (IGE) iShares Goldman Sachs Networking Index Fund (IGN) iShares Goldman Sachs Semiconductor Index Fund (IGW) iShares Goldman Sachs Software Index Fund (IGV) iShares Goldman Sachs Technology Index Fund (IGM) iShares Nasdaq Biotechnology Index Fund (IBB)

FIXED INCOME
iShares Lehman 1-3 Year Treasury Bond Fund (SHY) iShares Lehman 7-10 Year Treasury Bond Fund (IEF) iShares Lehman 20+ Year Treasury Bond Fund (TLT) iShares Lehman Aggregate Bond Fund (AGG) iShares GS $ InvesTop(TM) Corporate Bond Fund (LQD)

GLOBAL SECTOR
iShares S&P Global Energy Sector Index Fund (IXC) iShares S&P Global Financials Sector Index Fund (IXG) iShares S&P Global Healthcare Sector Index Fund (IXJ) iShares S&P Global Technology Sector Index Fund (IXN) iShares S&P Global Telecommunications Sector Index Fund (IXP)

INTERNATIONAL/BROAD MARKET
iShares MSCI EAFE Index Fund (EFA)
iShares MSCI Emerging Markets Index Fund (EEM)

INTERNATIONAL/REGIONAL
iShares MSCI EMU Index Fund (EZU)
iShares MSCI Pacific ex-Japan Index Fund (EPP) iShares S&P Europe 350 Index Fund (IEV)

INTERNATIONAL/DEVELOPED COUNTRY
iShares MSCI Australia Index Fund (EWA)
iShares MSCI Austria Index Fund (EWO)
iShares MSCI Belgium Index Fund (EWK)
iShares MSCI Canada Index Fund (EWC)
iShares MSCI France Index Fund (EWQ)
iShares MSCI Germany Index Fund (EWG)
iShares MSCI Hong Kong Index Fund (EWH)
iShares MSCI Italy Index Fund (EWI)
iShares MSCI Japan Index Fund (EWJ)
iShares MSCI Netherlands Index Fund (EWN) iShares MSCI Singapore Index Fund (EWS) iShares MSCI Spain Index Fund (EWP) iShares MSCI Sweden Index Fund (EWD) iShares MSCI Switzerland Index Fund (EWL) iShares MSCI United Kingdom Index Fund (EWU) iShares S&P/TOPIX 150 Index Fund (ITF)

INTERNATIONAL/EMERGING COUNTRY
iShares MSCI Brazil Index Fund (EWZ)
iShares MSCI Malaysia Index Fund (EWM)
iShares MSCI Mexico Index Fund (EWW)
iShares MSCI South Africa Index Fund (EZA) iShares MSCI South Korea Index Fund (EWY) iShares MSCI Taiwan Index Fund (EWT) iShares S&P Latin America 40 Index Fund (ILF)

GLOBAL/BROAD MARKET
iShares S&P Global 100 Index Fund (IOO)

This advertising section does not constitute part of the 2003 Semi-Annual
Report.

iShares are not sponsored or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. "GS $ InvesTop(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co.

30                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

"$ InvesTop(TM)", "$ InvesTop(TM) Index", "GS $ InvesTop(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTop(TM) Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co. iShares are not sponsored or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor do these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers.

INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

(C)2003 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

THIS REPORT IS INTENDED FOR THE FUNDS' SHAREHOLDERS. IT MAY NOT BE DISTRIBUTED TO PROSPECTIVE INVESTORS UNLESS IT IS PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS.

 iShares(R) INDUSTRIAL STRENGTH INVESTMENT TOOLS FROM BARCLAYS GLOBAL INVESTORS

                 1 800 iSHARES (1 800 474 7237) WWW.iSHARES.COM

                                                              [LOGO OF BARCLAYS]


BGI-F-019-09003

Item 2.  Code of Ethics.

     Not applicable to this filing.

Item 3.  Audit Committee Financial Expert.

     Not applicable to this filing.

Item 4.  Principal Accountant Fees and Services.

     Not applicable to this filing.

Item 5.  Listed Company Audit Committees.

     Not applicable to this filing.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable to this registrant.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

     (a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of iShares Trust are reasonably designed to achieve the purposes described in the attached certification,
Section 4 (a).

     (b) There were no significant changes in the iShares Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 10. Exhibits.

         (a)  Not applicable to this filing.

         (b)  Certification letters are attached.

         (c)  Section 906 Certifications are attached.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      iShares Trust

      By: /s/ Lee T. Kranefuss
      -------------------------------
      Lee T. Kranefuss, President
      Date:      November 3, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By: /s/ Lee T. Kranefuss
      -------------------------------
      Lee T. Kranefuss, President
      Date:      November 3, 2003

      By: /s/ Michael A. Latham
      -------------------------------
      Michael A. Latham, Principal Financial Officer
      Date:      November 3, 2003